Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) mi	Dec. 31, 2022 USD ($)	Nov. 30, 2022
Financial Assets [Abstract]
Financial assets		$ 1,060,252	$ 1,173,454
Percentage of interest acquired				49.00%
Financial Liabilities [Abstract]
Financial liabilities		5,658,134	5,790,405
Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	1,084,838	1,017,200
Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	4,319,260	4,553,052
Lease Liabilities (Non-Current Portion) [Member]
Financial Liabilities [Abstract]
Financial liabilities		82,366	63,076
Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		141,713	140,230
Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		29,957	16,847
Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		61,697	97,381
Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		$ 11,719	15,959
Percentage of interest acquired		12.50%
Length of transmission lines | mi		114
Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	$ 177,407	186,841
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		286,483	200,334
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		448,301	600,990
Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		74,645	71,949
Amortized Cost [Member]
Financial Liabilities [Abstract]
Financial liabilities		5,628,177	5,773,558
Amortized Cost [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	1,084,838	1,017,200
Amortized Cost [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	4,319,260	4,553,052
Amortized Cost [Member] | Lease Liabilities (Non-Current Portion) [Member]
Financial Liabilities [Abstract]
Financial liabilities		82,366	63,076
Amortized Cost [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		141,713	140,230
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Financial liabilities		29,957	16,847
Fair Value Through Profit or Loss [Member] | Corporate Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	0	0
Fair Value Through Profit or Loss [Member] | Project Debt [Member]
Financial Liabilities [Abstract]
Financial liabilities	[1]	0	0
Fair Value Through Profit or Loss [Member] | Lease Liabilities (Non-Current Portion) [Member]
Financial Liabilities [Abstract]
Financial liabilities		0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Current Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		0	0
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities		$ 29,957	$ 16,847
Interest Rate Risk [Member]
Financial Liabilities [Abstract]
Percentage of notional amount of corporate debt hedged		94.00%	96.00%
Percentage of notional amount of project debt hedged		92.00%	92.00%
Amortized Cost [Member]
Financial Assets [Abstract]
Financial assets		$ 986,836	$ 1,060,114
Amortized Cost [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		0	0
Amortized Cost [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		0	0
Amortized Cost [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	177,407	186,841
Amortized Cost [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		286,483	200,334
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		448,301	600,990
Amortized Cost [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		74,645	71,949
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Financial assets		11,719	15,959
Fair Value Through Other Comprehensive Income [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		11,719	15,959
Fair Value Through Other Comprehensive Income [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	0	0
Fair Value Through Other Comprehensive Income [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Other Comprehensive Income [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Financial assets		61,697	97,381
Fair Value Through Profit or Loss [Member] | Derivative Liabilities [Member]
Financial Assets [Abstract]
Financial assets		61,697	97,381
Fair Value Through Profit or Loss [Member] | Investment in Ten West Link [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Financial Assets under IFRIC 12 (Short-term Portion) [Member]
Financial Assets [Abstract]
Financial assets	[2]	0	0
Fair Value Through Profit or Loss [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets		0	0
Fair Value Through Profit or Loss [Member] | Other Financial Assets [Member]
Financial Assets [Abstract]
Financial assets		$ 0	$ 0

[1]	The percentage of Corporate and Project debt at fixed interest or hedged is 94% and 92% respectively as of December 31, 2023 (96% and 92% respectively as of December 31, 2022).
[2]	The long-term portion of Financial assets under IFRIC 12 is included within the line Contracted concessional, PP&E and other intangible assets (Note 6).